SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computer software	$ 34,678	$ 35,801
Less: accumulated amortization	(30,029)	(29,975)
Total	4,649	5,826
Less: accumulated amortization	30,029	29,975
Total	$ 4,649	$ 5,826
Agape Superior Living S D N B H D [Member]
Computer software			$ 33,012	139,798	$ 135,916
Less: accumulated amortization			26,326	132,206	124,889
Total			6,686	7,592	11,027
Less: accumulated amortization			(26,326)	(132,206)	(124,889)
Total			$ 6,686	$ 7,592	$ 11,027